UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-00


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 114739000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     7928   115737 SH       Sole                   101717             14020
AFLAC Inc.                     COM              001055102      472     7365 SH       Sole                     7365
American International Group I COM              026874107     5273    55105 SH       Sole                    48504              6601
Automatic Data Processing      COM              530151034     2870    42915 SH       Sole                    37930              4985
Broadcom Corp.                 COM              111320107     5005    20535 SH       Sole                    17355              3180
Cisco Systems Inc.             COM              17275R102     7601   137578 SH       Sole                   117165             20413
Computer Sciences Corp.        COM              205363104     4077    54905 SH       Sole                    48225              6680
DST Systems                    COM              233326107     1139     9690 SH       Sole                     7690              2000
Dollar General Corp.           COM              256669102     2893   172741 SH       Sole                   153649             19092
EMC Corporation                COM              268648102    11362   114620 SH       Sole                    96880             17740
Ericsson Tel ADR Class B       COM              294821400      170    11500 SH       Sole                    11500
Exxon Mobil                    COM              30231G102      507     5690 SH       Sole                     5340               350
Federal Natl Mortgage Assoc.   COM              313586109      216     3025 SH       Sole                     3025
General Electric               COM              369604103     3881    67280 SH       Sole                    56750             10530
Guidant                        COM              401698105     3822    54070 SH       Sole                    45000              9070
HomeDepot                      COM              437076102     4284    80741 SH       Sole                    70376             10365
Intel                          COM              458140100     4274   102828 SH       Sole                    88028             14800
Johnson & Johnson              COM              478160104     1371    14591 SH       Sole                    11991              2600
Merck                          COM              589331107     1412    18966 SH       Sole                    17566              1400
Merrill Lynch                  COM              590188108      970    14704 SH       Sole                    11104              3600
Microsoft Corp.                COM              594918104      366     6068 SH       Sole                     2868              3200
Omnicom                        COM              681919106     3757    51515 SH       Sole                    45175              6340
Paychex                        COM              704326107     4167    79363 SH       Sole                    68812             10551
Pfizer                         COM              717081103     5047   112315 SH       Sole                    96463             15852
Qualcomm                       COM              747525103     7641   107249 SH       Sole                    92749             14500
SDL Inc.                       COM              784076101     1873     6055 SH       Sole                     5190               865
Starbucks Inc.                 COM              855244109     3846    95996 SH       Sole                    86636              9360
State Street Corp.             COM              857477103     5630    43309 SH       Sole                    37294              6015
Sun Microsystems               COM              866810104     1446    12385 SH       Sole                    10595              1790
Texas Instruments              COM              882508104     3444    72995 SH       Sole                    63285              9710
Tyco International Ltd.        COM              G9143X208      641    12365 SH       Sole                    12365
Univision                      COM              914906102     3704    99105 SH       Sole                    86195             12910
Xilinx                         COM              983919101     3648    42605 SH       Sole                    36915              5690